Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Note 2 - Summary of Significant Accounting Policies
Basis of presentation and consolidation
The accompanying consolidated financial statements have been prepared in conformity with GAAP and include the accounts and operations of Volta Inc. and its wholly-owned subsidiaries. Volta Charging, LLC is the primary U.S. operating subsidiary of the Company. All intercompany accounts and transactions have been eliminated upon consolidation.
Use of estimates
The preparation of consolidated financial statements in conformity with GAAP requires the Company to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant items subject to management’s estimates and assumptions include, but are not limited to, assumptions underlying the determination of the stand-alone selling (“SSP”) prices for performance obligations within revenue arrangements, the fair value of consideration payable to a customer in revenue arrangements, allowance for doubtful accounts, inventory valuation, stock-based compensation, tax valuation allowance, warrant valuation, incremental borrowing rate for right-of-use (“ROU”) assets and lease liabilities, lease term, the valuation and useful lives of property and equipment, goodwill and intangibles, term loan payable, PPP loan balance, and the valuation of assets acquired and liabilities assumed for the Reverse Recapitalization.
The Company believes that the estimates and judgments upon which it relies are reasonable based upon information available to the Company at the time that these estimates and judgments are made. The Company periodically evaluates such estimates and adjusts prospectively based upon such periodic evaluation. Actual results could differ materially from those estimates using different assumptions or under different conditions.
Segment reporting
For the years ended December 31, 2021 and 2020, the Company was managed as one operating segment as we only report financial information on an aggregate and consolidated basis to the President and CEO, our Chief Operating Decision Makers (“CODM”), who regularly review financial operating results on a consolidated basis for purposes of allocating resources and evaluating financial performance. Although the Company has different revenue streams, the CODM managed the Company as a whole and made decisions at the consolidated level. There are no segment managers who are held accountable for operations, operating results, and plans for components or types of products or services below the consolidated unit level. As of December 31, 2021, a substantial portion of our long-lived assets were located in the United States and all revenue was earned in the United States.
Reclassifications
Certain prior period amounts have been reclassified to conform to current period presentation. These reclassifications have no material effect on previously reported results of operations or loss per share.
Cash, cash equivalents, and restricted cash
Cash and cash equivalents include on-demand deposits with banks and a mutual fund, respectively, for which cost approximates the fair value and restricted cash. Restricted cash as of December 31, 2021 includes $0.1 million held in escrow related to payments to contractors. As of December 31, 2020, there was no balance within restricted cash.
Accounts receivable and allowance for doubtful accounts
Accounts receivable primarily include amounts related to receivables from our sales of media and installation of stations. We provide an allowance against accounts receivable for the amount we expect to be uncollectible. We write-off accounts receivable against the allowance when they are deemed uncollectible.
Unbilled receivables result from amounts recognized as revenues but not yet invoiced as of the consolidated balance sheet date. The Company had $0.8 million in unbilled receivables as of both December 31, 2021 and 2020 related to network development revenue, which are included in the accounts receivable balance on the accompanying consolidated balance sheets.
The Company had no allowance for doubtful accounts in the year ended December 31, 2021. The Company recorded $53 thousand allowance for doubtful accounts in the year ended December 31, 2020.
Concentration of risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and accounts receivable. The Company’s cash is held on deposit with high-credit quality financial institutions. Such deposits may at times exceed federally insured limits. The Company has not experienced losses in accounts.
As of December 31, 2021, three customers accounted for 30.5%, 18.7% and 22.0% of the Company's accounts receivable balance, respectively. As of December 31, 2020, one customer accounted for 59.5% of the Company's accounts receivable balance. For the year ended December 31, 2021, two customers accounted for 27.4% and 12.1% of the Company's revenue, respectively. For the year ended December 31, 2020, two customers accounted for 63.0% and 16.1% of the Company's revenue, respectively. Revenue generated by these customers arises from a portfolio of contracts with multiple, separate, legal entities. The Company mainly mitigates concentration risk as all contracts are executed with these separate, legal entities.
As of December 31, 2021, no vendor accounted for more than 10% of the Company's accounts payable orders. As of December 31, 2020, one vendor accounted for 21.7% of the Company's accounts payable orders. The Company mitigates concentration risk by maintaining contracts and agreements with alternative suppliers and is actively expanding its supplier network.
Fair value of financial instruments
The Company evaluates the fair value measurements of all financial assets and liabilities. Fair value is an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.
A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Company use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:
•Level 1, observable inputs such as quoted prices in active markets;
•Level 2, inputs other than the quoted prices in active markets that are observable either directly or indirectly;
•Level 3, unobservable inputs in which there is little or no market data, which requires that the Company develop its own assumptions.
Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.
Foreign currency
The functional currency of our foreign subsidiaries is the local currency or U.S. dollar depending on the nature of the subsidiaries' activities. Monetary assets and liabilities, and transactions denominated in currencies other than the functional currency are remeasured to the functional currency at the exchange rate in effect at the end of the period and are recorded in the current period consolidated statement of operations and comprehensive loss. Gains and losses resulting from remeasurement are recorded in foreign exchange gains (losses), net within other expense, net in the accompanying consolidated statement of operations and comprehensive loss. Subsidiary assets and liabilities with non-U.S. dollar functional currencies are translated at the month-end rate, retained earnings and other equity items are translated at historical rates, and revenues and expenses are translated at average exchange rates during the year. Cumulative translation adjustments are recorded within accumulated other comprehensive income, a separate component of total shareholders' (deficit) equity.
Inventory
Inventory consists of finished goods in the form of assembled charging stations. Inventory is measured using the first-in, first-out (“FIFO”) method and stated at the lower of cost or net realizable value as of December 31, 2021 and 2020. The value of inventories is reduced by estimates for excess and obsolete inventories. The estimate for excess and obsolete inventories is based upon management’s review of utilization of inventories in light of projected sales, current market conditions, and market trends. The Company monitors inventory to identify events that would require impairment due to obsolete inventory and adjusts the value of inventory when required. Inventory losses of $0.6 million and $0 were incurred during the years ended December 31, 2021 and 2020, respectively.
Prepaid partnership costs
Prepaid partnership costs consist of licensing fees paid to site partners in Network Development arrangements for the exclusive right to display media on media-enabled charging stations in advance of the lease commencement date. Upon lease commencement, the costs are included in the right-of-use asset (“ROU”) asset balance.
Property and equipment
Property and equipment are stated at cost, less accumulated depreciation and amortization. The cost of maintenance and repairs is expensed as incurred, and expenditures that extend the useful lives of assets are capitalized. Charging stations, digital media screens, capitalized research and development equipment, computers and equipment, and furniture are depreciated and amortized using the straight-line method over the estimated useful lives of the respective assets. Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful lives of the assets or the lease term, ranging from two to five years. Depreciation and amortization expense (excluding intangibles amortization) for the years ended December 31, 2021 and 2020 is $10.6 million and $6.5 million, respectively.

Asset	Useful Lives (In Years)
Charging stations and digital media screens	5-10
Capitalized research and development equipment	2-5
Computers and equipment	3-5
Furniture	5
Leasehold improvements	2-5
Capitalized software	3
Construction in progress includes all costs capitalized related to projects, primarily related to installation of assets that have yet to be placed in service and in-process engineering activities. When assets are retired or otherwise disposed of, the cost and accumulated depreciation or amortization are removed from the consolidated balance sheets, and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss in the period realized.
For the years ended December 31, 2021 and 2020, losses of $1.9 million and $16.1 thousand, respectively, related to construction in progress that was damaged or abandoned were recognized in other operating expenses in the accompanying consolidated statements of operations and comprehensive loss.
Capitalization of software costs and software implementation costs in a cloud computing arrangement
The Company accounts for the costs of software developed for internal use by capitalizing costs incurred during the application development stage to property and equipment, net on the accompanying consolidated balance sheets. Costs related to preliminary project activities and post-implementation activities are expensed as incurred. The Company amortizes the capitalized costs of internal-use software on a straight-line basis over the estimated useful lives of the assets. The Company recognizes the amortization in depreciation and amortization in the accompanying consolidated statements of operations and comprehensive loss.
The Company capitalizes qualified implementation costs incurred in a cloud computing or hosting arrangement that is a service contract for which it is the customer. These capitalized implementation costs are recorded within property and equipment, net, on the consolidated balance sheets and are amortized over the fixed, non-cancellable term of the associated hosting arrangement or the estimated useful life of the asset on a straight-line basis. Costs incurred during the preliminary project stage, and post-implementation activities, are expensed as incurred.
Intangible assets
Definite-lived intangible assets primarily consist of intellectual property of 2Predict, for which the weighted-average useful life is 1.5 years. Total amortization expense for capitalized software and capitalized software implementation costs within depreciation and amortization for the years ended December 31, 2021 and 2020 is $0.6 million and $0, respectively.
Impairment of long-lived assets and intangibles
Intangible assets with finite lives are amortized over their useful lives and reported net of accumulated amortization. The Company evaluates its long-lived assets and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Although the Company has accumulated losses, the Company believes that the future cash flows will be sufficient to exceed the carrying value of the Company’s long-lived and intangible assets. As of December 31, 2021 and 2020, the Company determined that no events or changes in circumstances existed that would otherwise indicate any impairment of its long-lived or intangible assets.
Goodwill
Goodwill represents the excess of the cost of an acquired entity over the fair value of the acquired net assets. The Company accounts for goodwill in accordance with Accounting Standards Update (“ASU”) 350, Intangibles - Goodwill and Other Intangible assets, which among other things, addresses financial accounting and reporting requirements for acquired goodwill and other intangible assets having indefinite useful lives. ASC 350 requires goodwill to be carried at cost, prohibits the amortization of goodwill and requires the Company to test goodwill for impairment at least annually. Volta evaluates its goodwill for impairment annually, in the fourth quarter, or more frequently if impairment indicators are present. A qualitative assessment is performed to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If, based on the evaluation, it is determined to be more likely than not that the fair value is less than the carrying value, then the goodwill is tested further for impairment. If the implied fair value of goodwill is lower than its carrying amount, an impairment loss is recognized in an amount equal to the difference. There was no impairment of goodwill for the year ended December 31, 2021.
Leases
The Company accounts for leases in accordance with ASC 842, Leases. The lease liabilities and corresponding ROU assets are recognized on the consolidated balance sheets. The Company determines if an arrangement contains a lease at inception. The Company recognizes an ROU asset and a lease liability at the lease commencement date for operating leases with terms greater than 12 months. ROU assets represent the Company's right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. The initial measurement of ROU assets is comprised of the initial amount of the lease liability, adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred, less any lease incentives received. ROU assets are subsequently measured throughout the lease term at the carrying amount of the lease liability, plus any initial direct costs, plus (less) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. The lease expense is recognized on a straight-line basis over the lease term. The Company does not have material financing leases as of December 31, 2021.
The interest rate used to determine the present value of the future lease payments is the Company's incremental borrowing rate as the Company generally cannot determine the implicit rate because it does not have access to the lessor's residual value or the amount of the lessor's deferred initial costs. The incremental borrowing rate is the interest rate the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.
Lease terms include the noncancellable period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.
Variable lease payments associated with the Company's leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are recognized in other operating (income) expenses in the consolidated statements of operations and comprehensive loss.
The Company identifies separate lease and non-lease components within the contract. Non-lease components primarily include payments for electricity reimbursements made to the landlord. The Company has elected the practical expedient to combine lease and non-lease payments and account for them together as a single lease component, which increases the amount of the Company's ROU assets and lease liabilities.
During the fourth quarter of 2021, Volta changed the calculation of the short-term lease liability from a method that determines the short-term liability, net of interest, on a monthly basis to a method that determines the balance on a yearly basis, resulting in a decreased short-term liability balance and increased long-term liability balance. Diversity in practice exists in the absence of specific guidance on the method of calculating the short-term liability under ASC 842, and both the former and current approaches are considered acceptable. The impact from this change arises due to some monthly payments, net of interest, falling below zero and out of short-term liability classification, while those amounts would be included in short-term liability in an annual calculation of payments, net of interest.
While the short-term and long-term lease liability balances are impacted by the change, the impact extends to classification and presentation only, and the total lease liability remains the same.
This change is due to the implementation of a new lease accounting system in Q4 2021, and is considered a change in accounting methodology that does not have a material impact on our consolidated financial statements. We applied this change prospectively in accordance with GAAP.
In April 2020, the FASB provided for an optional practical expedient that simplifies how a lessee accounts for rent concessions that are a direct consequence of the COVID-19 pandemic. The practical expedient provides that, for eligible leases, the lessee may choose to forgo the evaluation of the enforceable rights and obligations of the original lease contract. Instead, lessees may account for COVID-19 related rent concessions either (i) as if they were part of the enforceable rights and obligations of the parties under the existing lease contract or (ii) as a lease modification. Eligible leases are those for which the concession is COVID-19 related and the changes to the lease do not result in a substantial increase to the rights of the lessor or the obligations of the lessee. The Company has elected to apply the practical expedient for all eligible lease modifications, resulting in the rent concession being recorded as a negative variable lease cost and recognized in the consolidated statements of operations and comprehensive loss in that period.
Debt issuance costs
The Company accounts for the costs incurred in connection with borrowings under financing facilities as deferred and amortized over the life of the related financing on a straight-line basis which approximates the effective interest method. During the years ended December 31, 2021 and 2020, the Company deferred and capitalized costs related to the issuance of the term loans approximating $0 and $0.6 million, respectively, and amortized $0.3 million for each year, of deferred debt issuance costs as interest expense, net, in the accompanying consolidated statements of operations and comprehensive loss (see Note 10 - Debt Facilities).
Equity issuance costs
Transaction costs related to issuing an equity instrument are accounted for as equity issuance costs and presented as a deduction from the carrying value of the equity instrument. Equity issuance costs are a reduction to the proceeds allocated to the equity component. For the year ended December 31, 2020, Legacy Volta raised $99.3 million through sales of Legacy Volta Series D and D-1 Preferred Stock resulting in $4.5 million of equity issuance costs, of which $3.8 million was paid in cash and $0.7 million was paid as Legacy Volta Class B common stock warrants. For the year ended December 31, 2021, the Company raised $28.7 million through sales of Legacy Volta Series D Preferred Stock, resulting in $1.3 million of equity issuance costs, which was paid in cash. As a part of the Closing all Legacy Volta Series D, Legacy Volta D-1 Preferred Stock, and Legacy Volta Class B common stock were converted to Volta Inc. Class A common stock (Note 12 - Stockholders’ (Deficit) Equity and Stock-Based Compensation).
Stock warrants
Legacy Volta historically classified Preferred Stock warrants issued in connection with certain historical debt arrangements as long-term liabilities on the consolidated balance sheets at their estimated fair value because the underlying Preferred Stock was contingently redeemable. At initial recognition, the warrants were recorded at their estimated fair value calculated using the Option Pricing Model (“OPM”) Backsolve approach, under the market method. The Company does not currently have any Preferred Stock warrants.
The Company’s common stock warrants are freestanding warrants that were issued by Legacy Volta in connection with certain debt and equity financing transactions (“Legacy Volta Warrants”). At the Closing, the Legacy Volta Warrants were converted into warrants to purchase Volta Class A common stock (“Converted Warrants”). The Converted Warrants were classified as equity instruments at the grant date fair value calculated using the OPM Backsolve approach and were not subject to revaluation at the consolidated balance sheet date. Additionally, Tortoise Corp II sold Public Warrants and issued Private Warrants. The warrants are convertible to Volta Class A common stock. As the Public Warrants and Private Warrants do not meet the criteria for equity treatment, they are recorded as liabilities on the consolidated balance sheets. Accordingly, the Company classifies the Private Warrants and Public Warrants as liabilities and records them at fair value, with the change recorded in the change in fair value of warrant liability in the accompanying consolidated statements of operations and comprehensive loss.
Revenue recognition
Revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by following a five-step process, (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price, and (v) recognize revenue when or as the Company satisfies a performance obligation.
The Company generally considers a sales contract and/or agreement with an approved purchase order as a customer contract provided that collection is considered probable, which is assessed based on the creditworthiness of the customer. The Company combines contracts with a customer if contracts are entered into at or near the same time with the same customer and are negotiated with a single commercial substance or contain price dependencies. As it enters contracts with customers, the Company evaluates distinct goods and services promised in the contract to identify the appropriate performance obligations. The performance obligations include advertising services, charging stations, which include AC and DCFC stations, installation services, operation and maintenance services, installed infrastructure, regulatory credits and SaaS. The Company generally contracts with customers at fixed amounts and has not experienced significant returns or price concessions and discounts to contacted terms. To the extent the Company is entitled to variable consideration on the sale of goods or services, it will estimate the amount it expects to collect as part of the transaction price provided it is probable that a significant reversal of revenue will not occur when the uncertainty related to variable consideration is resolved.
When a contract contains multiple performance obligations, the Company allocates the transaction price to each performance obligation using the relative SSP method. The determination of SSP is judgmental and is based on the price the Company would charge for the same good or service if it were sold separately in a standalone sale to similar customers in similar circumstances. As the charging stations, installation and operation and maintenance services are never sold separately, the Company utilizes an expected cost plus a margin approach to determine the SSP for each of the separate performance obligations. Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for promised goods or services.
For revenue generated from contracts with customers involving another party, the Company considers if we maintain control of the specified goods or services before they are transferred to the customer, as well as other indicators such as the party primarily responsible for fulfillment, collection risk, and discretion in establishing prices. When the Company controls the performance of contractual obligations to the customer, it records revenue at the gross amount paid by the customer with amounts paid as commissions to Agents as cost of services.
Disaggregation of revenue
The Company's operations represent a single operating segment based on how the Company and its CODM manage its business. The Company disaggregates revenue by major category in the table below based on what it believes are the primary economic factors that impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts.

	Year ended December 31,
	2021	2020
	(in thousands)
Revenues
Behavior and Commerce	$25,961	$8,014
Network Development	5,224	10,598
Charging Network Operations	676	706
Network Intelligence	450	133
Total revenues	$32,311	$19,451
Behavior and Commerce
Behavior and Commerce revenue is generated by displaying paid media content on the Company's network of media-enabled charging stations. Parties pay for content either directly or through their relationships with advertising agencies, based on the number of impressions delivered over the contract term, which is typically less than one year. Behavior and Commerce revenue is recognized over time as the impressions are displayed on media-enabled charging stations over the contract term. The Company typically bills customers in advance on a monthly basis, and payments are typically due within one month after content delivery. Behavior and Commerce revenue is recorded in service revenue in the accompanying consolidated statements of operations and comprehensive loss.
Network Development
Network Development revenue consists of revenue generated through installation services, operation and maintenance services offered over the contract term, installed infrastructure for utility companies and charging station products. Revenue from installation services is recognized over time using an input method based on costs incurred to measure progress toward complete satisfaction of the performance obligation. Revenue from operation and maintenance services is recognized over the term of the arrangement as the services are performed. Revenue from the sale of installed infrastructure is recognized at a point in time when control of the installed infrastructure is transferred to the customer. Revenue from charging stations is recognized at the point in time when control of the charging station is transferred to the customer, which is typically when the charging station is delivered at the designated customer site.
If the arrangement contains a lease, it is accounted for in accordance with ASC 842, Leases. In some arrangements, the Company has executed a sale and leaseback of the digital media screens (sale leaseback) and has also acquired the right to control the use of the location to advertise over a set term (location lease) (see Note 10 - Debt Facilities). During the construction phase, the Company does not control the underlying asset on the customer’s property. As the leaseback qualifies as a financing arrangement, the Company will not record a sale for accounting purposes of the digital media screen and will depreciate that asset over its useful life. For contractual payments that do not exceed the fair value of the location lease obligation, the Company records a lease liability and an associated ROU asset based on the discounted lease payments. In some instances, the Company may receive a lease incentive from the lessor which is recorded as a reduction to the ROU asset.
The determination of the transaction price for Network Development revenue may require judgment and can affect the amount and timing of revenue. The transaction price is based on the consideration that the Company expects to be entitled to for providing the Network Development products and services on a standalone basis. Almost all the transaction price is based on fixed cash consideration received from customers. The transaction price is allocated between lease and non-lease components based on a relative-selling price basis. However, in arrangements where the Company pays consideration to a customer for a distinct good or service, the consideration payable to a customer is limited to the fair value of the distinct good or service received by the customer. If the contractual payments for the location lease of this arrangement are in excess of fair value, then the Company will estimate the excess contractual payments over fair value and record that amount as a reduction to the transaction price in the arrangement. The reduction to transaction price for consideration payable to a customer is recognized at the later of when the Company pays or promises to pay the consideration or when the Company recognizes the related revenue for the transferred products and services. The Company reduced the transaction price and recognized consideration payable to a customer of $0.6 million and $0.4 million for the years ended December 31, 2021 and 2020, respectively.
The Company typically bills the customer upon contract inception for charging stations and installation services and bills the customer on a quarterly basis for operation and maintenance services. Payments are typically due within one month after billing. Revenue generated through infrastructure development services, installation services, operation and maintenance services and installed infrastructure is recorded in service revenue in the accompanying consolidated statements of operations and comprehensive loss. Revenue generated through charging station products is recorded in product revenue in the accompanying consolidated statements of operations and comprehensive loss.
Charging Network Operations
Charging Network Operations revenue correlates to usage of stations, and are currently, primarily generated by selling regulatory credits or LCFS credits to other regulated entities. The Company recognizes revenue from regulatory credits at the point in time when the regulatory credits are sold to the customer. Costs associated Charging Network Operations are composed of a minor amount of personnel-related costs which is presented in selling, general and administrative in the accompanying consolidated statements of operations and comprehensive loss. Charging Network Operations revenue is recorded in other revenue in the accompanying consolidated statements of operations and comprehensive loss.
Network Intelligence
Network Intelligence revenue is generated through the delivery of SaaS to the customer. The Company recognizes Network Intelligence revenue ratably over the contract term on a time-elapsed basis as the SaaS is performed over the license period. Network Intelligence revenue is recorded in other revenue in the consolidated statements of operations and comprehensive loss. Most costs associated with Network Intelligence revenue qualify as internal use software and are capitalized and recorded within property and equipment, net on the accompanying consolidated balance sheets.
Practical expedient and policy elected
The Company utilized the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component if the Company generally expects, at contract inception, that the period between when the Company transfers control of the promised good or service and when the Company receives payment from the customer is within one year or less. At contract inception, the Company expects to complete installation and transfer control of media-enabled charging stations to customers and receive payment within one year of contract execution. The Company generally expects to fulfill media campaigns and receive payment for advertising sales within one year.
The Company has elected to present revenue net of sales taxes remitted to government authorities.
Remaining performance obligations
Transaction price allocated to the remaining performance obligation represents contracted revenue that has not yet been recognized, which includes deferred revenue and unbilled receivable amounts that are expected to be recognized as revenue in future periods and excludes the performance obligations that are subject to cancellation terms. The remaining performance obligations related to advertising services, the sale of media-enabled charging stations, installation services and SaaS are expected to be recognized as revenue within the next twelve months and are recorded within deferred revenue on the accompanying consolidated balance sheets. The unbilled receivable amount was $0.8 million as of both December 31, 2021 and 2020. The total remaining performance obligations, excluding advertising services contracts that have a duration of one year or less, was $31.4 million as of December 31, 2021. As of December 31, 2021, the Company expects to recognize approximately 55.3% of its remaining performance obligations as revenues in the next twelve months, and the remainder thereafter, respectively.
Deferred revenue
Deferred revenue primarily consists of billings or payments received from customers in advance of revenue recognized for the sale of media-enabled charging stations, and of installation and operation and maintenance services, and is recognized as revenue upon transfer control or as services are performed. The Company generally invoices customers in advance or in milestone-based installments. Revenue recognized for the years ended December 31, 2021 and 2020 that was included in the deferred revenue balance as of December 31, 2020 and 2019 was $2.9 million and $8.1 million, respectively. As of December 31, 2021, deferred revenue related to such customer payments amounted to $8.6 million, of which $8.5 million is expected to be recognized during the succeeding twelve-month period and is therefore presented as current.
Costs to obtain a contract with a customer
The Company elected to apply the practical expedient available under ASC 340-40, Other Assets and Deferred Costs - Contracts with Customers, to not capitalize incremental costs of obtaining a contract, such as sales commissions, if the amortization period is less than one year. Commissions paid for certain sales of advertising are expensed as incurred because the amortization period would have been one year or less as most media campaigns are scheduled to run less than one year.
Sales commissions are also paid for obtaining a network development contract with a site host that purchases media-enabled charging stations and related services. As the typical contract term for these agreements exceeds one year, the Company does not apply this practical expedient. Sales commissions that are considered incremental and recoverable costs of obtaining a contract with a customer are capitalized and included in prepaid expenses and other current assets and other non-current assets on the consolidated balance sheets. The deferred costs are then amortized over the period of benefit consistent with the transfer of the goods and services to the customer to which the asset relates and is included in selling general, and administrative in the consolidated statements of operations and comprehensive loss.
The ending balances of assets recognized from costs of obtaining a contract with a customer were $44.6 thousand and $0.1 million included in prepaid expenses and other current assets as of December 31, 2021 and 2020, respectively, and $0.3 million included in other non-current assets for both years as of December 31, 2021 and 2020, respectively. Amortization expense related to assets recognized from costs to obtain a contract with a customer was $0.1 million and $0.4 million for the years ended December 31, 2021 and 2020, respectively. The Company did not recognize any contract cost impairment losses for the years ended December 31, 2021 and 2020.
Cost of revenues (excluding depreciation and amortization)
Costs of services
Costs of services consist of costs attributable to the Network Development revenue and Behavior and Commerce revenue. Costs associated with Network Development consist of costs associated with providing installation, operations and maintenance services, including personnel-related costs associated with delivering services, such as salaries and benefits, and costs to install infrastructure for utility companies. Costs associated with Behavior and Commerce revenue consist of costs associated with providing advertising services, including related rental payments on location leases for the advertising displays, charging sites, station electricity, and labor costs directly related to service revenue-generating activities.
Costs of products
Costs of products consists primarily of hardware cost and shipping cost. Hardware cost primarily relates to AC and DCFC stations which includes the cost of station chassis, the electric vehicle chargers, media screens, sensors, routers, and computers.
Selling, general and administrative
Selling, general and administrative consists primarily of employee-related costs, including salaries, employee benefits, and stock-based compensation, repair and maintenance expenses on corporate facilities and equipment and marketing. Selling, general and administrative also consist of rebates and incentives received from utility companies for the installation of electric vehicle charging stations and related infrastructure. Additionally, for the years ended December 31, 2021 and 2020 research and development expenses included in selling, general and administrative were $1.2 million and $0.4 million, respectively.
Advertising expenses
The Company expenses advertising expenses as they are incurred. For the years ended December 31, 2021 and 2020, advertising expenses were $1.3 million and $0.3 million, respectively, and are included in selling, general and administrative in the accompanying consolidated statements of operations and comprehensive loss. The Company does not capitalize any advertising expenses.
Other expenses, net
Other expenses, net, consist primarily of the miscellaneous expenses or income that are not related to core business operations. For the years ended December 31, 2021 and 2020, other expenses, net primarily relate to property taxes.
Income taxes
The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax reporting bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not expected to be realized.
Management regularly assesses the ability to realize deferred tax assets recorded based upon the available evidence, including such factors as recent earnings history and expected future taxable income on a jurisdiction-by-jurisdiction basis. In the event that the Company changes its determination as to the amount of realizable deferred tax assets, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made.
The Company accounts for uncertain tax positions in accordance with accounting standards which clarifies the accounting for uncertainty in income taxes in an enterprise’s financial statements by defining the criterion that an individual tax position must meet for any part of the benefit of that position to be recognized in an enterprise’s financial statements. The accounting standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return as well as guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2021, the Company recorded $2.0 million as an uncertain tax position related to deferred revenue. The Company’s policy is to include penalties and interest related to income tax matters within the Company’s benefit from (provision for) income taxes.
Stock-based compensation
The Company accounts for all share-based payment awards granted to employees and non-employees based on the fair value of the awards on the date of the grant. For service-based awards, stock-based compensation is recognized in the consolidated statements of operations and comprehensive loss over the period during which the employee is required to perform service in exchange for the award (generally the vesting period of the award). The Company estimates the fair value of stock options on the date of grant using the Black-Scholes OPM. The grant-date fair value of option awards is based upon the fair value of the Company’s common stock as of the date of grant, as well as estimates of the expected term of the awards, expected common stock price volatility over the expected term of the option awards, risk-free interest rates and expected dividend yield. Forfeitures are recognized as they occur.
Compensation cost is recognized over the vesting period of the applicable award using the straight-line method. For service and performance-based restricted stock units and awards, the fair value is based on the closing price for the Company's common stock on the date of the grant. Compensation cost for service-based awards is recognized on a straight-line basis over the requisite service period. Compensation cost for performance-based awards is recognized on a straight-line basis over the requisite service period if it is probable that the performance condition will be satisfied given the awards vest upon achievement of the performance condition. For market-based awards, the fair value is measured on the grant date using a Binomial Lattice Valuation Model (“BLM”). The requisite service period is also determined through the use of a BLM. Compensation cost associated with awards granted with market-based vesting conditions is recognized over the requisite service period for each tranche using the accelerated attribution method even if the market condition is never satisfied.
Comprehensive loss and accumulated other comprehensive income
The components of comprehensive loss consist of net income loss and changes in foreign currency exchange rate translation. The changes in foreign currency exchange rate translation are excluded from earnings and reported as a component of stockholders’ (deficit) equity. The foreign currency translation adjustment results from those subsidiaries not using the United States dollar as their functional currency since the majority of their economic activities are primarily denominated in their applicable local currency. Accordingly, all assets and liabilities related to these operations are translated at the current exchange rates at the end of each period, whereas revenues and expenses are translated at average exchange rates in effect during the period. The resulting cumulative translation adjustments are recorded directly to the accumulated other comprehensive income account in stockholders’ (deficit) equity. For the years ended December 31, 2021 and 2020, the Company had total comprehensive loss of $276.4 million and $70.6 million, respectively, and accumulated other comprehensive income of $0.2 million and $0, respectively.
COVID-19 impact
On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of COVID-19. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The COVID-19 pandemic may continue to have a negative impact on the operations and customers of the Company. The impact on the business and the results of operations included decreased customer demand for advertising space due to the decrease in foot traffic at the site hosts as consumers were subject to stay at home and shelter-in-place orders around the United States, as well as the temporary halting of construction activities of the charging stations. In addition, the ability of the employees and the suppliers' and customers' employees to work may be impacted by individuals contracting or being exposed to COVID-19, which may significantly hamper the operations. Despite the adverse impacts, there are no indications that the COVID-19 pandemic has resulted in a material decline in the carrying value of any assets, or a material change in the estimate of any contingent amounts recorded in the consolidated balance sheet as of December 31, 2021. However, there is uncertainty as to the duration and overall impact of the COVID-19 pandemic. The consolidated financial statements reflect estimates and assumptions made by management as of December 31, 2021 and management continues to monitor the potential impact. Events and changes in circumstances arising after December 31, 2021, including those resulting from the impacts of the COVID-19 pandemic, will be reflected in management’s estimates for future periods. The Company applied for and received a $3.2 million loan under SBA as a part of the PPP Loan. While the Company received full forgiveness for the loan, the full amount of the loan was repaid in the year ended December 31, 2021 (see Note 10 - Debt Facilities).
Recent accounting pronouncements
Recently adopted accounting pronouncements
In December 2019, the FASB issued Accounting Standards Update (“ASU”) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This standard simplifies the accounting for income taxes by, among other things, eliminating certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 is effective for public business entities for fiscal years beginning after
December 15, 2020, with early adoption permitted. Upon adoption, the Company must apply certain aspects of this standard retrospectively for all periods presented while other aspects are applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The Company adopted the new standard on January 1, 2021. The adoption of this new standard did not have a significant effect on the consolidated financial statements.
In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, which eliminates the requirement to calculate the implied fair value of goodwill; rather, an entity will measure its goodwill impairment by the amount the carrying value exceeds the fair value of a reporting unit. The Company adopted this in the first quarter of the Company’s fiscal 2021. The adoption of this ASU did not have a material impact on the condensed consolidated financial statements and related disclosures.
Recently issued accounting pronouncements not yet adopted
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The ASU was subsequently amended by ASU 2018-19, ASU 2019-05 and ASU 2019-10. The guidance amended reporting requirements for credit losses for assets held at amortized cost basis and available-for-sale debt securities. For available-for-sale debt securities, credit losses will be presented as an allowance rather than as a write-down. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. ASU 2016-13, as subsequently amended for various technical issues, is effective for public, smaller reporting companies after December 15, 2022, and for interim periods within those fiscal years. If the Company were to lose Smaller Reporting Company status in 2022, the standard would be effective for the fiscal year beginning after December 15, 2021. The Company has not yet determined the potential effects of this ASU on its consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain convertible instruments, amends guidance on derivative scope exceptions for contracts in an entity’s own equity and modifies the guidance on diluted earnings per share (“EPS”) calculations as a result of these changes. The standard can be applied on either a fully retrospective or modified retrospective basis by an entity. The standard would be effective for the fiscal year beginning after December 15, 2021. The Company does not expect a significant impact of this ASU on the consolidated financial statements.
In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832). This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The ASU is effective for annual periods beginning after December 15, 2021. The disclosure requirements can be applied either retrospectively or prospectively to all transactions in the scope of the amendments that are reflected in the financial statements at the date of initial application and new transactions that are entered into after the date of initial application. The Company has not yet determined the potential effects of this ASU on its consolidated financial statements.
Note 2 - Summary of Significant Accounting Policies
Basis of presentation and consolidation
The accompanying condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP") and include the accounts and operations of Volta Inc. and its wholly-owned subsidiaries. Volta Charging, LLC is the primary U.S. operating subsidiary of the Company. All intercompany accounts and transactions have been eliminated upon consolidation.
Use of estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires the Company to make estimates, judgments and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Significant items subject to management’s estimates and assumptions include, but are not limited to, assumptions underlying the determination of the stand-alone selling prices ("SSP") for performance obligations within revenue arrangements, the fair value of consideration payable to a customer in revenue arrangements, allowance for doubtful accounts, inventory valuation, stock-based compensation, tax valuation allowance, warrant valuation, the incremental borrowing rate for right-of-use ("ROU") assets and lease liabilities, lease term, the valuation and useful lives of property and equipment, goodwill and intangibles, term loan payable and the valuation of assets acquired and liabilities assumed on August 26, 2021, in the Reverse Recapitalization.
The Company believes that the estimates and judgments upon which it relies are reasonable based upon information available to the Company at the time that these estimates and judgments are made. The Company periodically evaluates such estimates and adjusts prospectively based upon such periodic evaluation. Actual results could differ materially from those estimates using different assumptions or under different conditions.
Segment reporting
For the three months ended March 31, 2022 and 2021, the Company was managed as one operating segment as we only report financial information on an aggregate and consolidated basis to the former Chief Executive Officer ("former CEO"), Interim Chief Executive Officer ("Interim CEO") and Chief Financial Officer ("CFO"), collectively, our Chief Operating Decision Makers ("CODM"), who regularly review financial operating results on a consolidated basis for purposes of allocating resources and evaluating financial performance. Although the Company has different revenue streams, the CODM manages the Company as a whole and make decisions at the consolidated level. There are no segment managers who are held accountable for operations, operating results, and plans for components or types of products or services below the consolidated unit level. As of March 31, 2022, a substantial portion of our long-lived assets were located and revenue was earned in the United States.
Reclassifications
Certain prior period amounts have been reclassified to conform to current period presentation. These reclassifications have no effect on previously reported results of operations or loss per share.
Cash, cash equivalents, and restricted cash
Cash and cash equivalents include on-demand deposits with banks and a mutual fund, respectively, for which cost approximates the fair value. Restricted cash as of March 31, 2022 and December 31, 2021 includes $0.1 million held in escrow related to payments to contractors.
Accounts receivable and allowance for doubtful accounts
Accounts receivable primarily includes amounts related to receivables from our sales of media, site partnerships and installation of stalls and stations. We provide an allowance against accounts receivable for the amount we expect to be uncollectible. We write-off accounts receivable against the allowance when they are deemed uncollectible.
Unbilled receivables result from amounts recognized as revenues but not yet invoiced as of the condensed consolidated balance sheet date. As of March 31, 2022 and December 31, 2021, the Company had $0.9 million and $0.8 million, respectively, in unbilled receivables related to network development revenue, which are included in the accounts receivable balance.
The Company had no allowance for doubtful accounts as of March 31, 2022 and December 31, 2021.
Concentration of risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and accounts receivable. The Company’s cash is held on deposit with high-credit quality financial institutions. Such deposits may at times exceed federally insured limits. The Company has not experienced losses in such amounts or accounts.
As of March 31, 2022, two customers accounted for 23.0% and 10.3% of the Company's accounts receivable balance, respectively. As of December 31, 2021, three customers accounted for 18.7%, 22.0% and 30.5% of the Company's accounts receivable balance. For the three months ended March 31, 2022, four customers accounted for 11.5%, 13.2%, 14.2%, and 10.7% of the Company's revenue, respectively. For the three months ended March 31, 2021, three customers accounted for 24.3%, 21.3% and 17.8% of the Company's revenue, respectively. Revenue generated by these customers arises from a portfolio of contracts with multiple, separate, legal entities. The Company mitigates concentration risk as all contracts are executed with these separate, legal entities.
As of March 31, 2022, one vendor accounted for 10.7% of the Company's accounts payable orders. As of December 31, 2021, no supplier accounted for more than 10.0% of the Company's accounts payable orders. The Company mitigates concentration risk by maintaining contracts and agreements with alternative suppliers and is actively expanding its supplier network.
Fair value of financial instruments
The Company evaluates the fair value measurements of all financial assets and liabilities. Fair value is an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.
A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Company use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:
•Level 1, observable inputs such as quoted prices in active markets;
•Level 2, inputs other than the quoted prices in active markets that are observable either directly or indirectly;
•Level 3, unobservable inputs in which there is little or no market data, which requires that the Company develop its own assumptions.
Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.
Foreign currency
The functional currency of our foreign subsidiaries is the local currency or U.S. dollar depending on the nature of the subsidiaries' activities. Monetary assets and liabilities, and transactions denominated in currencies other than the functional currency are remeasured to the functional currency at the exchange rate in effect at the end of the period and are recorded in the current period condensed consolidated statement of operations and comprehensive loss. Gains and losses resulting from remeasurement are recorded in foreign exchange gains (losses), net within other expense, net in the accompanying condensed consolidated statement of operations and comprehensive loss. Subsidiary assets and liabilities with non-U.S. dollar functional currencies are translated at the month-end rate, retained earnings and other equity items are translated at historical rates, and revenues and expenses are translated at average exchange rates during the year. Cumulative translation adjustments are recorded within accumulated other comprehensive income, a separate component of total shareholders' (deficit) equity.
Inventory
Inventory consists of finished goods in the form of assembled charging stations. Inventory is measured using the first-in, first-out ("FIFO") method and stated at the lower of cost or net realizable value as of March 31, 2022 and December 31, 2021. The value of inventories is reduced for excess and obsolete inventories. The Company monitors inventory to identify events that would require impairment due to obsolete inventory and adjusts the value of inventory when required. The Company recorded no inventory impairment losses for the three months ended March 31, 2022 and 2021.
Prepaid partnership costs
Prepaid partnership costs consists of licensing fees paid to site partners in Network Development arrangements for the exclusive right to display media on media-enabled charging stations in advance of the lease commencement date. Upon lease commencement, the costs are included in the ROU asset balance.
Property and equipment
Property and equipment are stated at cost, less accumulated depreciation and amortization. The cost of maintenance and repairs is expensed as incurred, and expenditures that extend the useful lives of assets are capitalized. Charging stations, digital media screens, capitalized research and development equipment, computers and equipment, and furniture are depreciated and amortized using the straight-line method over the estimated useful lives of the respective assets. Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful lives of the assets or the lease term, ranging from two to five years. Depreciation and amortization expense (excluding intangibles amortization) for the three months ended March 31, 2022 and 2021 is $3.5 million and $2.2 million, respectively.

Asset	Useful Lives (In Years)
Charging stations and digital media screens	5-10
Capitalized research and development equipment	2-5
Computers and equipment	3-5
Furniture	5
Leasehold improvements	2-5
Capitalized software	3
Construction in progress includes all costs capitalized related to projects, primarily related to installation of assets that have yet to be placed in service including in-process engineering and construction activities. When assets are retired or otherwise disposed of, the cost and accumulated depreciation or amortization are removed from the condensed consolidated balance sheets, and any resulting gain or loss is reflected in the condensed consolidated statements of operations and comprehensive loss in the period realized.
For the three months ended March 31, 2022 and 2021, losses of $0.3 million and $0.1 million, respectively, related to construction in progress that was damaged or abandoned, were recognized in other operating expenses in the accompanying condensed consolidated statements of operations and comprehensive loss.
Capitalization of software costs and software implementation costs in a cloud computing arrangement
The Company accounts for the costs of software developed for internal-use by capitalizing costs incurred during the application development stage to property and equipment, net on the accompanying condensed consolidated balance sheets. Costs related to preliminary project activities and post-implementation activities are expensed as incurred. The Company amortizes the capitalized costs of internal-use software on a straight-line basis over the estimated useful lives of the assets. The Company recognizes the amortization in depreciation and amortization in the accompanying condensed consolidated statements of operations and comprehensive loss.
The Company capitalizes qualified implementation costs incurred in a cloud computing or hosting arrangement that is a service contract under which the Company is the customer. These capitalized implementation costs are recorded within property and equipment, net, on the condensed consolidated balance sheets and are amortized over the lesser of the fixed, non-cancellable term of the associated hosting arrangement or the estimated useful life of the asset on a straight-line basis. Costs incurred during the preliminary project stage, and post-implementation activities, are expensed as incurred.
Intangible assets
Definite-lived intangible assets primarily consist of intellectual property of 2Predict, Inc. ("2Predict") acquired by the Company in 2021, which have a weighted-average useful life of 1.5 years. Total amortization expense related to the intellectual property of 2Predict within depreciation and amortization for the three months ended March 31, 2022 and 2021 is $0.2 million and $0, respectively.
Impairment of long-lived assets and intangibles
Intangible assets with finite lives are amortized over their useful lives and reported net of accumulated amortization. The Company evaluates its long-lived assets and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Although the Company has accumulated losses, the Company believes that the future cash flows will be sufficient to exceed the carrying value of the Company’s long-lived and intangible assets. As of March 31, 2022 and December 31,
2021, the Company determined that no events or changes in circumstances existed that would otherwise indicate any impairment of its long-lived or intangible assets.
Goodwill
Goodwill represents the excess of the cost of an acquired entity over the fair value of the acquired net assets. The Company accounts for goodwill in accordance with Accounting Standards Update ("ASU") 350, Intangibles Goodwill and Other Intangible assets, which among other things, addresses financial accounting and reporting requirements for acquired goodwill and other intangible assets having indefinite useful lives. ASC 350 requires goodwill to be carried at cost, prohibits the amortization of goodwill and requires the Company to test goodwill for impairment at least annually. Volta evaluates its goodwill for impairment annually, in the fourth quarter, or more frequently if impairment indicators are present. A qualitative assessment is performed to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If, based on the evaluation, it is determined to be more likely than not that the fair value is less than the carrying value, then the goodwill is tested further for impairment. If the implied fair value of goodwill is lower than its carrying amount, an impairment loss is recognized in an amount equal to the difference. There was no impairment recorded for goodwill as of March 31, 2022 and December 31, 2021.
Leases
The Company accounts for leases in accordance with ASC 842, Leases. The lease liabilities and corresponding ROU assets are recognized on the consolidated balance sheets. The Company determines if an arrangement contains a lease at inception. The Company recognizes an ROU asset and a lease liability at the lease commencement date for operating leases with terms greater than 12 months. ROU assets represent the Company's right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. The initial measurement of ROU assets is comprised of the initial amount of the lease liability, adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred, less any lease incentives received. ROU assets are subsequently measured throughout the lease term at the carrying amount of the lease liability, plus any initial direct costs, plus (less) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense is recognized on a straight-line basis over the lease term. The Company does not have material financing leases as of March 31, 2022.
The interest rate used to determine the present value of the future lease payments is the Company's incremental borrowing rate as the Company generally cannot determine the implicit rate because it does not have access to the lessor's residual value or the amount of the lessor's deferred initial costs. The incremental borrowing rate is the interest rate the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.
Lease terms include the noncancellable period of the lease plus any additional periods covered by either an option to extend (or not terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not terminate) the lease controlled by the lessor.
Variable lease payments associated with the Company's leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are recognized in other operating expenses in the condensed consolidated statement of operations and comprehensive loss.
The Company identifies separate lease and non-lease components within the contract. Non-lease components primarily include payments for electricity reimbursements made to the landlord. The Company has elected the practical expedient to combine lease and non-lease payments and account for them together as a single lease component, which increases the amount of the Company's ROU assets and lease liabilities.
Debt issuance costs
The Company accounts for the costs incurred in connection with borrowings under financing facilities as deferred and amortized over the life of the related financing on a straight-line basis which approximates the effective interest method. During the three months ended March 31, 2022 and 2021, the Company did not defer or capitalize any costs related to the issuance of the term loans and amortized $0.1 million and $0.1 million for the three months ended March 31, 2022 and 2021 respectively, of deferred debt issuance costs as interest expense, net, in the accompanying condensed consolidated statements of operations and comprehensive loss (see Note 9 - Debt Facilities).
Equity issuance costs
Transaction costs related to issuing an equity instrument are accounted for as equity issuance costs and presented as a deduction from the carrying value of the equity instrument. Equity issuance costs are a reduction to the proceeds allocated to the equity component. For the three months ended March 31, 2021, the Company raised $28.7 million through sales of Legacy Volta Series D preferred stock resulting in $1.3 million of equity issuance costs, paid in cash. During the three months ended March 31, 2022, no additional equity was raised that resulted in equity issuance costs. As a part of the Closing all Legacy Volta Series D and Legacy Volta D-1 preferred stock were converted to Legacy Volta Class B common stock and Legacy Volta Class B common stock were converted to Class A common stock of Volta Inc. upon the Closing (Note 11 - Stockholders’ (Deficit) Equity and Stock-Based Compensation).
Stock warrants
Legacy Volta historically classified preferred stock warrants issued in connection with certain historical debt arrangements as long-term liabilities on the condensed consolidated balance sheets at their estimated fair value because the underlying preferred stock was contingently redeemable. At initial recognition, the warrants were recorded at their estimated fair value calculated using the Option Pricing Model ("OPM") Backsolve approach, under the market method. The Company does not currently have any preferred stock warrants.
The Company’s common stock warrants are freestanding warrants that were issued by Legacy Volta in connection with certain debt and equity financing transactions ("Legacy Volta Warrants"). At the Closing, the Legacy Volta Warrants were converted into warrants to purchase Volta Class A common stock ("Converted Warrants"). The Converted Warrants were classified as equity instruments at the grant date fair value calculated using the OPM Backsolve approach and were not subject to revaluation at the condensed consolidated balance sheet date. Additionally, Tortoise Corp II sold Public Warrants and issued warrants to TortoiseEcofin Borrower, LLC (“Tortoise Borrower”) in a private placement simultaneously with the closing of the IPO (the "Private Warrants"). The warrants are convertible to Volta Class A common stock. As the Public Warrants and Private Warrants do not meet the criteria for equity treatment, they are recorded as liabilities on the condensed consolidated balance sheets. Accordingly, the Company classifies the Private Warrants and Public Warrants as liabilities and records them at fair value, with the change recorded in the change in fair value of warrant liability in the accompanying condensed consolidated statements of operations and comprehensive loss.
Revenue recognition
Revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by following a five-step process, (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price, and (v) recognize revenue when or as the Company satisfies a performance obligation.
The Company generally considers a sales contract and/or agreement with an approved purchase order as a customer contract provided that collection is considered probable, which is assessed based on the creditworthiness of the customer. The Company combines contracts with a customer if contracts are entered into at or near the same time with the same customer and are negotiated with a single commercial substance or contain price dependencies. As it enters contracts with customers, the Company evaluates distinct goods and services promised in the contract to identify the appropriate performance obligations. The performance obligations include advertising services, charging stations, which include Alternate Current ("AC") or Direct Current Fast Charging ("DCFC") stations, installation services, operation and maintenance services, installed infrastructure, regulatory credits and Software as a Service ("SaaS"). The Company generally contracts with customers at fixed amounts and has not experienced significant returns or price concessions and discounts to contacted terms. To the extent the Company is entitled to variable consideration on the sale of goods or services, it will estimate the amount it expects to collect as part of the transaction price provided it is probable that a significant reversal of revenue will not occur when the uncertainty related to variable consideration is resolved.
When a contract contains multiple performance obligations, the Company allocates the transaction price to each performance obligation using the relative SSP method. The determination of SSP is judgmental and is based on the price the Company would charge for the same good or service if it were sold separately in a standalone sale to similar customers in similar circumstances. As the charging stations, installation and operation and maintenance services are never sold separately, the Company utilizes an expected cost plus a margin approach to determine the SSP for each of the separate performance obligations. Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for promised goods or services.
For revenue generated from contracts with customers involving another party, the Company considers if it maintains control of the specified goods or services before they are transferred to the customer, as well as other indicators such as the party primarily responsible for fulfillment, collection risk, and discretion in establishing prices. When the Company controls the performance of contractual obligations to the customer, it records revenue at the gross amount paid by the customer with amounts paid as commissions to Agents recorded in cost of services.
Disaggregation of revenue
The Company's operations represent a single operating segment based on how the Company and its CODM manages its business. The Company disaggregates revenue by major category in the table below based on what it believes are the primary economic factors that impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts.

	Three Months Ended March 31,
	2022	2021
Revenues	(in thousands)
Media Revenue (formerly Behavior and Commerce)	$6,118	$3,529
Network Development	2,214	1,001
Charging Network Operations	1	—
Network Intelligence	53	210
Total revenues	$8,386	$4,740
Media revenue (formerly Behavior and Commerce)
Media revenue is generated by displaying paid media advertising on the Company's network of media-enabled charging stations. Parties pay for advertising either directly or through their relationships with advertising agencies, based on the number of impressions delivered over the contract term, which is typically less than one year. Media revenue is recognized over time as the impressions are displayed on media-enabled charging stations over the contract term. The Company typically bills customers in arrears on a monthly basis, and payments are typically due within one month after advertising delivery. Media revenue is recorded in service revenue in the accompanying condensed consolidated statements of operations and comprehensive loss.
Network development
Network Development revenue consists of revenue generated through installation and infrastructure development services, operation and maintenance services offered over the contract term, sales of installed infrastructure and charging station products. Revenue from installation and infrastructure development services is recognized over time using an input method based on costs incurred to measure progress toward complete satisfaction of the performance obligation. Revenue from operation and maintenance services is recognized ratably over the term of the arrangement as the services are performed. Revenue from the sale of installed infrastructure is recognized at a point in time when control of the installed infrastructure is transferred to the customer. Revenue from charging stations is recognized at the point in time when control of the charging station is transferred to the customer, which is typically when the charging station is delivered at the designated customer site.
If the arrangement contains a lease, the lease component is accounted for in accordance with ASC 842, Leases. In some arrangements, the Company has executed a sale and leaseback of the digital media screens (sale leaseback) and has also acquired the right to control the use of the location to advertise over a set term (location lease) (see Note 9 - Debt Facilities). During the construction phase, the Company does not control the underlying asset on the customer’s property. If the leaseback qualifies as a financing arrangement, the Company will not record a sale for accounting purposes of the digital media screen and will depreciate that asset over its useful life. For contractual payments that do not exceed the fair value of the location lease obligation, the Company records a lease liability and an associated ROU asset based on the discounted lease payments. In some instances, the Company may receive a lease incentive from the lessor which is recorded as a reduction to the ROU asset.
The determination of the transaction price for Network Development revenue may require judgment and can affect the amount and timing of revenue. The transaction price is based on the consideration that the Company expects to be entitled to for providing the Network Development products and services on a standalone basis. Almost all of the transaction price is based on fixed cash consideration received from customers. The transaction price is allocated between lease and non-lease components based on a relative-selling price basis. However, in arrangements where the Company pays consideration to a customer for a distinct good or service, the consideration payable to a customer is limited to the fair value of the distinct good or service received by the customer. If the contractual payments for the location lease of this arrangement are in excess of fair value, then the Company will estimate the excess contractual payments over fair value and record that amount as a reduction to the transaction price in the arrangement. The reduction to transaction price for consideration payable to a customer is recognized at the later of when the Company pays or promises to pay the consideration or when the Company recognizes the related revenue for the transferred products and services. The Company reduced the transaction price and recognized consideration payable to a customer of $0.2 million and $0.1 million for the three months ended March 31, 2022 and 2021, respectively.
The Company typically bills the customer at contract inception for charging stations and installation services and bills the customer on a quarterly basis in advance for operation and maintenance services. Payments are typically due within one month after billing. Revenue generated through infrastructure development services, installation services, operation and maintenance services and installed infrastructure is recorded in service revenue in the accompanying condensed consolidated statements of operations and comprehensive loss. Revenue generated through charging station products is recorded in product revenue in the accompanying condensed consolidated statements of operations and comprehensive loss.
Charging network operations
Charging Network Operations revenue correlates to usage of stations, and are currently, primarily generated by selling regulatory credits or California's Low-Carbon Fuel Standard ("LCFS") credits to other regulated entities and pay-for-use charging. The Company recognizes revenue from regulatory credits at the point in time when the regulatory credits are sold to the customer. Revenue from driver charging sessions and charging transaction fees is recognized at the point in time the charging session or transaction is completed. The Company is transitioning to a pay-for-use charging model and charging revenue has been insignificant as of March 31, 2022. Costs associated Charging Network Operations is comprised of a minor amount of personnel-related costs which is presented in selling, general and administrative in the accompanying condensed consolidated statements of operations and comprehensive loss. Charging Network Operations revenue is recorded in other revenue in the accompanying condensed consolidated statements of operations and comprehensive loss.
Network intelligence
Network Intelligence revenue is generated through the delivery of SaaS to the customer. The Company recognizes Network Intelligence revenue ratably over the contract term on a time-elapsed basis as the SaaS is provided over the license period. Network Intelligence revenue is recorded in other revenue in the condensed consolidated statements of operations and comprehensive loss. Most costs associated with Network Intelligence revenue qualify as internal-use software and are capitalized and recorded within property and equipment, net on the accompanying condensed consolidated balance sheets.
Practical expedient and policy elected
The Company utilized the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component if the Company generally expects, at contract inception, that the period between when the Company transfers control of the promised good or service and when the Company receives payment from the customer is within one year or less. At contract inception, the Company generally expects to complete installation and transfer control of media-enabled charging stations to customers and receive payment within one year of contract execution. The Company generally expects to fulfill media campaigns and receive payment for advertising sales within one year.
The Company has elected to present revenue net of sales taxes remitted to government authorities.
Remaining performance obligations
The transaction price allocated to the remaining performance obligation represents contracted revenue that has not yet been recognized, which includes deferred revenue and unbilled amounts that are expected to be recognized as revenue in future periods and excludes the performance obligations that are subject to cancellation terms. The remaining performance obligations related to advertising services, the sale of media-enabled charging stations, installation services and SaaS are expected to be recognized as revenue within the next twelve months and are recorded within deferred revenue on the accompanying condensed consolidated balance sheets. The unbilled amount was $0.9 million and $0.8 million as of March 31, 2022 and December 31, 2021. The total remaining performance obligations, excluding advertising services contracts that have a duration of one year or less, were $25.2 million and $31.4 million as of March 31, 2022 and December 31, 2021, respectively. As of March 31, 2022, the Company expects to recognize approximately 61.3% of its remaining performance obligations as revenues in the next twelve months, and the remainder thereafter, respectively.
Deferred revenue
Deferred revenue primarily consists of billings or payments received from customers in advance of revenue recognized for the sale of media-enabled charging stations, installation and operation and maintenance services, and is recognized as revenue upon transfer control or as services are performed. The Company generally invoices customers in advance or in milestone-based installments. Revenue recognized for the three months ended March 31, 2022 and 2021 that was included in the deferred revenue balance as of December 31, 2021 and 2020 was $2.0 million and $0.8 million, respectively. As of March 31, 2022, deferred revenue related to such customer payments amounted to $7.4 million, of which $7.2 million is expected to be recognized during the succeeding twelve-month period and is therefore presented as current.
Costs to obtain a contract with a customer
The Company elected to apply the practical expedient available under ASC 340-40, Other Assets and Deferred Costs - Contracts with Customers, to not capitalize incremental costs of obtaining a contract, such as sales commissions, if the amortization period is less than one year. Commissions paid for certain sales of advertising are expensed as incurred as most media campaigns are scheduled to run less than one year and the resulting amortization period would have been one year or less. Commissions related to infrastructure development contracts are expensed as incurred as construction projects are expected to be completed within one year and the resulting amortization period would have been one year or less.
Sales commissions are also paid for obtaining a network development contract with a site host that purchases media-enabled charging stations and related services. As the typical contract term for these agreements exceeds one year, the Company does not apply this practical expedient. Sales commissions that are considered incremental and recoverable costs of obtaining a contract with a customer are capitalized and included in prepaid expenses and other current assets and other non-current assets on the condensed consolidated balance sheets. The deferred costs are then amortized over the period of benefit consistent with the transfer of the goods and services to the customer to which the asset relates and is included in selling, general and administrative in the accompanying condensed consolidated statements of operations and comprehensive loss.
The ending balances of assets recognized from costs of obtaining a contract with a customer were $44.6 thousand included in prepaid expenses and other current assets as of both March 31, 2022 and December 31, 2021, respectively, and $0.3 million included in other non-current assets as of both March 31, 2022 and December 31, 2021. Amortization expense related to assets recognized from costs to obtain a contract with a customer was $11.2 thousand and $0.1 million for the three months ended March 31, 2022 and 2021, respectively. The Company did not recognize any contract cost impairment losses for the three months ended March 31, 2022 and 2021.
Cost of revenues (excluding depreciation and amortization)
Costs of services
Costs of services consist of costs attributable to the Network Development revenue and Media revenue. Costs associated with Network Development consist of costs associated with providing installation, infrastructure development and operations and maintenance services, including personnel-related costs associated with delivering services, such as salaries and benefits. Costs associated with Media revenue consist of costs associated with providing advertising services, including related rental payments on location leases for the advertising displays, for charging sites, station electricity, and labor costs directly related to service revenue-generating activities.
Cost of products
Cost of products consists primarily of hardware costs and shipping costs. Hardware costs primarily relate to AC and DCFC stations which includes the cost of station chassis, the electric vehicle chargers, routers, and computers.
Selling, general and administrative
Selling, general and administrative consists primarily of employee-related costs, including salaries, employee benefits, and stock-based compensation, repair and maintenance expenses on corporate facilities and equipment and marketing. Additionally, selling, general and administrative consists of rebates and incentives received from utility companies for the installation of electric vehicle charging stations and related infrastructure. Additionally, for the three months ended March 31, 2022 and 2021 research and development expenses included in selling, general and administrative were $0.2 million and $1.3 million, respectively.
Advertising expenses
The Company expenses advertising expenses as they are incurred. Advertising expenses for the three months ended March 31, 2022 and 2021 were $0.3 million, and $0.1 million, respectively and are included in selling, general and administrative in the condensed consolidated statements of operations and comprehensive loss. The Company does not capitalize any advertising expenses.
Other expense, net
Other expense, net, consists primarily of miscellaneous expenses or income that are not related to core business operations. For the three months ended March 31, 2022 and 2021, other expenses, net were immaterial.
Stock-based compensation
The Company accounts for all share-based payment awards granted to employees and non-employees based on the fair value of the awards on the date of the grant. For service-based awards, stock-based compensation is recognized in selling, general and administrative in the condensed consolidated statements of operations and comprehensive loss over the period during which the employee is required to perform service in exchange for the award (generally the vesting period of the award). The Company estimates the fair value of stock options on the date of grant using the Black-Scholes OPM. The grant-date fair value of option awards is based upon the fair value of the Company’s common stock as of the date of grant, as well as estimates of the expected term of the awards, expected common stock price volatility over the expected term of the option awards, risk-free interest rates and expected dividend yield. Forfeitures are recognized as they occur. Compensation cost is recognized over the vesting period of the applicable award using the straight-line method. For service and performance-based restricted stock units and awards, the fair value is based on the closing price for the Company's common stock on the date of the grant. Compensation cost for service-based awards is recognized on a straight-line basis over the requisite service period. Compensation cost for performance-based awards is recognized on a straight-line basis over the requisite service period if it is probable that the performance condition will be satisfied given the awards vest upon achievement of the performance condition. For market-based awards, the fair value is measured on the grant date using a Binomial Lattice Valuation Model ("BLM"). The requisite service period is also determined through the use of a BLM. Compensation cost associated with awards granted with market-based vesting conditions is recognized over the requisite service period for each tranche using the accelerated attribution method even if the market condition is never satisfied.
Comprehensive loss and accumulated other comprehensive income
The components of comprehensive loss consist of net loss and changes in foreign currency exchange rate translation. The changes in foreign currency exchange rate translation are excluded from earnings and reported as a component of stockholders’ (deficit) equity. The foreign currency translation adjustment results from those subsidiaries not using the United States dollar as their functional currency since the majority of their economic activities are primarily denominated in their applicable local currency. Accordingly, all assets and liabilities related to these operations are translated at the current exchange rates at the end of each period, whereas revenues and expenses are translated at average exchange rates in effect during the period. The resulting cumulative translation adjustments are recorded directly to the accumulated other comprehensive income account in stockholders’ (deficit) equity. For the three months ended March 31, 2022 and 2021, the Company had total comprehensive loss of $48.1 million and $65.2 million, respectively, and for the three months ended March 31, 2022 and the year ended December 31, 2021, accumulated other comprehensive income of $0.3 million and $0.2 million, respectively.
COVID-19 impact
On January 30, 2020, the World Health Organization ("WHO") announced a global health emergency because of a new strain of coronavirus ("COVID-19"). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve and the impact of the COVID-19 outbreak on the Company’s financial position will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 outbreak on the financial markets, the global supply chain and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s financial position may be materially adversely affected. We continue to monitor the ongoing and dynamic impacts of COVID-19, as well as guidance from federal, state and local public health authorities.
Recent accounting pronouncements
Recently issued accounting pronouncements not yet adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The ASU was subsequently amended by ASU No. 2018-19, ASU No. 2019-04, ASU No. 2019-05, ASU No. 2019-10, ASU 2019-11, and ASU 2022-02. The guidance amended reporting requirements for credit losses for assets held at amortized cost basis and available-for-sale debt securities. For available-for-sale debt securities, credit losses will be presented as an allowance rather than as a write-down. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. ASU No. 2016-13, as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates for fiscal years beginning after December 15, 2022, and for interim periods within those fiscal years. If the Company were to lose smaller reporting company status in 2022, the standard would be effective immediately. The Company has not yet determined the potential effects of this ASU on its condensed consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain convertible instruments, amends guidance on derivative scope exceptions for contracts in an entity’s own equity and modifies the guidance on diluted earnings per share ("EPS") calculations as a result of these changes. The standard can be applied on either a fully retrospective or modified retrospective basis by an entity. The ASU if effective for companies that meet the definition of a smaller reporting company for fiscal years beginning after December 15, 2023. If the Company were to lose smaller reporting company status in 2022, the standard would be effective for the fiscal year beginning after December 15, 2021. The Company does not expect a significant impact of this ASU on the condensed consolidated financial statements.
In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832). This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The ASU is effective for annual periods beginning after December 15, 2021. The disclosure requirements can be applied either retrospectively or prospectively to all transactions in the scope of the amendments that are reflected in the financial statements at the date of initial application and new transactions that are entered into after the date of initial application. The Company does not expect a significant impact of this ASU on the condensed consolidated financial statements.